Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	0-5278
Entity Registrant Name	IEH Corporation
Entity Central Index Key	0000050292
Entity Tax Identification Number	13-5549348
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	140 58th Street
Entity Address, Address Line Two	Suite 8E, Building B
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11220
City Area Code	(718)
Local Phone Number	492-4440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IEHC
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable